Investment contracts without discretionary participation features	6 Months Ended
Jun. 30, 2026
Disclosure of Investment Contracts Without Discretionary Participation Features [Abstract]
Investment contracts without discretionary participation features
13 Investment contracts without discretionary participation features

	June 30, 2026	December 31, 2025

Investment contracts without DPF - Aegon risk	13,570	12,652

Investment contracts without DPF - Policyholder risk	28,269	85,161

Total investment contracts without DPF	41,839	97,814

	Aegon risk		Policyholder risk

Movement schedule	1H 2026	FY 2025	1H 2026	FY 2025

Opening balance	12,652	12,592	85,161	79,078

Deposits	816	1,798	4,875	15,135

Withdrawals	(840)	(1,653)	(4,279)	(12,788)

Interest credited	180	354	1,033	11,004

Fund charges released	(30)	(15)	(154)	(384)

Net exchange differences	362	(1,535)	1,121	(6,241)

Transfer to / from other headings	461	1,113	(453)	(647)

Transfers to disposal groups	(31)	-	(59,035)	-

Other movements	(2)	(2)	-	4

Closing balance	13,570	12,652	28,269	85,161